Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Reconciliation of Principal Balances of Debt Obligations to the Balance Sheet	he principal balance of each debt obligation reconciles to the consolidated balance sheet as follows:

	December 31, 2019
($ thousands)	Principal	Debt issuance cost, net	Premium	Swap	Total
6.250% Senior Secured U.S. Dollar Notes due February 2022	1,500,000	(8,199)	—	(473)	1,491,328
4.750% Senior Secured Euro Notes due February 2023	954,890	(6,508)	—	—	948,382
5.350% Senior Secured U.S. Dollar Notes due October 2023	60,567	—	318	—	60,885
3.500% Senior Secured Euro Notes due July 2024	561,700	(4,369)	—	—	557,331
6.500% Senior Secured U.S. Dollar Notes due February 2025	1,100,000	(10,041)	—	—	1,089,959
3.500% Senior Secured Euro Notes due June 2026	842,550	(7,445)	—	—	835,105
6.250% Senior Secured U.S. Dollar Notes due January 2027	750,000	(6,613)	—	—	743,387
2.375% Senior Secured Euro Notes due April 2028	561,700	(5,297)	—	—	556,403
Senior Secured Notes, long-term	6,331,407	(48,472)	318	(473)	6,282,780

Euro Term Loan Facility due January 2023	1,325,612	(8,223)	—	—	1,317,389
Euro Revolving Credit Facilities due July 2024[1]	—	—	—	—	—
U.S. Dollar Revolving Credit Facilities due July 2024[1]	—	—	—	—	—
Long-term debt, less current portion	7,657,019	(56,695)	318	(473)	7,600,169

4.750% Senior Secured Euro Notes due March 2020	435,767	(978)	—	—	434,789
5.500% Senior Secured U.S. Dollar Notes due June 2020	27,311	—	74	(19)	27,366
Current portion of long-term debt	463,078	(978)	74	(19)	462,155

Short-term borrowings	3,193	—	—	—	3,193

Total Debt	8,123,290	(57,673)	392	(492)	8,065,517
(1) $20.5 million of debt issuance costs, net presented in other non-current assets

	December 31, 2018
($ thousands)	Principal	Debt issuance cost, net	Premium	Swap	Total
4.125% Senior Secured Euro Notes due February 2020	501,058	(1,891)	—	—	499,167
4.750% Senior Secured Euro Notes due March 2020	444,146	(5,894)	—	—	438,252
5.500% Senior Secured U.S. Dollar Notes due June 2020	27,311	—	234	(26)	27,519
6.250% Senior Secured U.S. Dollar Notes due February 2022	1,500,000	(11,611)	—	(18,780)	1,469,609
4.750% Senior Secured Euro Notes due February 2023	973,250	(8,520)	—	—	964,730
5.350% Senior Secured U.S. Dollar Notes due October 2023	60,567	—	416	—	60,983
3.500% Senior Secured Euro Notes due July 2024	572,500	(5,321)	—	—	567,179
6.500% Senior Secured U.S. Dollar Notes due February 2025	1,100,000	(11,615)	—	—	1,088,385
6.250% Senior Secured U.S. Dollar Notes due January 2027	750,000	(7,333)	—	—	742,667
Senior Secured Notes, long-term	5,928,832	(52,185)	650	(18,806)	5,858,491

Euro Term Loan Facility due January 2023	1,717,500	(12,105)	—	—	1,705,395
Euro Revolving Credit Facilities due July 2024	313,158	(6,163)	—	—	306,995
U.S. Dollar Revolving Credit Facilities due July 2024	115,000	(8,614)	—	—	106,386
Long-term debt, less current portion	8,074,490	(79,067)	650	(18,806)	7,977,267

Short-term borrowings	34,822	—	—	—	34,822

Total Debt	8,109,312	(79,067)	650	(18,806)	8,012,089

Summary of Payments Due Under Significant Contractual Commitments

Due Date	Amount (€ thousands)
January 25, 2021	320,000
January 25, 2022	320,000
January 25, 2023	540,000

The principal amount of long-term debt maturing over the next five years and thereafter as of December 31, 2019 is as follows
($ thousands):

Year	U.S. Dollar Denominated	Euro Denominated	Total
2020	27,311	435,767	463,078
2021	—	359,488	359,488
2022	1,500,000	359,488	1,859,488
2023	60,567	1,561,526	1,622,093
2024	—	561,700	561,700
2025 and thereafter	1,850,000	1,404,250	3,254,250
Total principal payments	3,437,878	4,682,219	8,120,097

Schedule of Senior Secured Notes
The key terms of our senior secured notes (the "Notes"), which are rated Ba2 and BB+ by Moody’s Investor Service ("Moody’s") and Standard & Poor’s Ratings Services ("S&P"), respectively, are as follows:

Description	Principal (thousands)	Effective Interest Rate	Issuer	Guarantors	Collateral	Redemption	Interest payments
4.750% Senior Secured Euro Notes due March 2020 (1)	€387,900	6.00%	Parent	*	†	+	Annually in arrears
5.500% Senior Secured U.S. Dollar Notes due June 2020	$27,311	4.88%	IGT	**	††	++	Semi-annually in arrears
6.250% Senior Secured U.S. Dollar Notes due February 2022	$1,500,000	6.52%	Parent	*	†	+++	Semi-annually in arrears
4.750% Senior Secured Euro Notes due February 2023	€850,000	4.98%	Parent	*	†	+++	Semi-annually in arrears
5.350% Senior Secured U.S. Dollar Notes due October 2023	$60,567	5.47%	IGT	**	††	++	Semi-annually in arrears
3.500% Senior Secured Euro Notes due July 2024	€500,000	3.68%	Parent	*	†	+++	Semi-annually in arrears
6.500% Senior Secured U.S. Dollar Notes due February 2025	$1,100,000	6.71%	Parent	*	†	+++	Semi-annually in arrears
3.500% Senior Secured Euro Notes due June 2026	€750,000	3.65%	Parent	*	†	++++	Semi-annually in arrears
6.250% Senior Secured U.S. Dollar Notes due January 2027	$750,000	6.41%	Parent	*	†	+++	Semi-annually in arrears
2.375% Senior Secured Euro Notes due April 2028	€500,000	2.50%	Parent	*	†	++++	Semi-annually in arrears
(1) Subject to a 1.25% per annum decrease in the event of an upgrade in ratings by Moody’s to Baa or higher and S&P to BBB- or higher.

*    Certain subsidiaries of the Parent.

**    The Parent and certain subsidiaries of the Parent.

†	Ownership interests of the Parent in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.

††	Certain intercompany loans with principal balances in excess of $10 million.

+
The Parent may redeem in whole but not in part at any time prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest.

++
International Game Technology ("IGT") may redeem in whole or in part at any time prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. IGT may also redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain gaming regulatory events. Upon the occurrence of certain events, IGT will be required to offer to repurchase all of the notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

+++
The Parent may redeem in whole or in part at any time prior to the date which is six months prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

++++
The Parent may redeem in whole or in part at any time prior to the first date set forth in the redemption price schedule at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at a redemption price set forth in the redemption price schedule in the indenture, together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

Schedule of Revolving Credit Facilities
The Parent and certain of its subsidiaries are party to a senior facilities agreement (the "RCF Agreement") which provides for the following multi-currency revolving credit facilities (the "Revolving Credit Facilities"):

Maximum Amount Available (thousands)	Facility	Borrowers
$1,050,000	Revolving Credit Facility A	Parent, IGT, and IGT Global Solutions Corporation
€625,000	Revolving Credit Facility B	Parent and Lottomatica Holding S.r.l.

Summary of Letters of Credit Outstanding and Weighted Average Annual Cost of Letters of Credit	The following table summarizes the letters of credit outstanding at December 31, 2019 and 2018 and the weighted-average annual cost of such letters of credit:

	Letters of Credit Outstanding
($ thousands)	Not under the Revolving Credit Facilities	Under the Revolving Credit Facilities	Total	Weighted- Average Annual Cost
December 31, 2019	402,300	—	402,300	1.02%
December 31, 2018	453,719	—	453,719	0.98%

Schedule of Interest Expense

	For the year ended December 31,
($ thousands)	2019	2018	2017
Senior Secured Notes	(351,077)	(352,293)	(389,879)
Term Loan Facilities	(36,138)	(39,462)	(23,567)
Revolving Credit Facilities	(28,160)	(27,805)	(34,984)
Other	(8,040)	(12,058)	(10,469)
Interest expense	(423,415)	(431,618)	(458,899)
Interest income	13,286	14,231	10,436
Interest expense, net	(410,129)	(417,387)	(448,463)